Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - 94 .8%
1988 CLO 1 Ltd. 2022-1A D1R, CME Term SOFR 3 Month + 3.1000%, 6.7722%,
10/15/39 (144A)
‡
$ 1,000,000 $ 1,007,672
1988 CLO 5 Ltd. 2024-5A D1, CME Term SOFR 3 Month + 3.3000%, 6.9722%,
7/15/37 (144A)
‡
3,200,000 3,218,710
720 East CLO Ltd. 2022-1A DR, CME Term SOFR 3 Month + 2.9000%, 6.5676%,
1/20/38 (144A)
‡
5,000,000 5,041,944
AB BSL CLO 1 Ltd. 2020-1A D1R2, CME Term SOFR 3 Month + 2.8000%,
6.4722%, 10/15/38 (144A)
‡
9,325,000 9,393,638
AB BSL CLO 7 Ltd. 2025-7A D1, CME Term SOFR 3 Month + 2.8500%,
6.5200%, 1/15/39 (144A)
‡
10,000,000 10,007,000
AGL CLO 16 Ltd. 2021-16A DR, CME Term SOFR 3 Month + 2.4000%, 6.0676%,
1/20/35 (144A)
‡
1,900,000 1,904,153
AGL CLO 21 Ltd. 2022-21A D2R, CME Term SOFR 3 Month + 4.4000%,
8.0697%, 10/21/37 (144A)
‡
2,200,000 2,213,409
AGL CLO 35 Ltd. 2024-35A D1, CME Term SOFR 3 Month + 2.8500%, 6.5197%,
1/21/38 (144A)
‡
3,000,000 3,011,614
AGL CLO 37 Ltd. 2024-37A D1, CME Term SOFR 3 Month + 2.6500%, 6.3192%,
4/22/38 (144A)
‡
8,000,000 8,039,051
AGL CLO 39 Ltd. 2025-39A D1, CME Term SOFR 3 Month + 2.5000%, 6.1676%,
4/20/38 (144A)
‡
15,700,000 15,778,147
AGL CLO 40 Ltd. 2025-40A D1, CME Term SOFR 3 Month + 2.9000%,
6.5692%, 7/22/38 (144A)
‡
3,000,000 3,033,089
AGL CLO 44 Ltd. 2025-44A D1, CME Term SOFR 3 Month + 2.5000%, 6.4533%,
10/22/37 (144A)
‡
6,500,000 6,483,962
AGL CLO 6 Ltd. 2020-6A D1R2, CME Term SOFR 3 Month + 3.3000%,
6.9676%, 4/20/38 (144A)
‡
10,000,000 9,999,919
AGL CLO 7 Ltd. 2020-7A D1R2, CME Term SOFR 3 Month + 2.8000%, 6.4722%,
10/15/38 (144A)
‡
4,700,000 4,720,632
AIMCO CLO 10 Ltd. 2019-10A D1RR, CME Term SOFR 3 Month + 3.0000%,
6.6692%, 7/22/37 (144A)
‡
2,500,000 2,508,868
Allegro CLO XIX Ltd. 2025-1A D2, CME Term SOFR 3 Month + 4.0500%,
7.7176%, 4/17/38 (144A)
‡
5,700,000 5,766,076
AMMC CLO 24 Ltd. 2021-24A DR, CME Term SOFR 3 Month + 2.9500%,
6.6176%, 1/20/35 (144A)
‡
7,120,000 7,123,346
AMMC CLO 27 Ltd. 2022-27A DR, CME Term SOFR 3 Month + 2.7000%,
6.3676%, 1/20/37 (144A)
‡
11,040,000 11,017,738
Anchorage Capital CLO 16 Ltd. 2020-16A D1R2, CME Term SOFR 3 Month +
2.9000%, 6.5676%, 1/19/38 (144A)
‡
9,250,000 9,367,802
Anchorage Capital CLO 16 Ltd. 2020-16A D2R2, CME Term SOFR 3 Month +
4.0000%, 7.6676%, 1/19/38 (144A)
‡
3,000,000 3,035,484
Anchorage Capital CLO 19 Ltd. 2021-19A D1R, CME Term SOFR 3 Month +
3.0000%, 6.6722%, 10/15/38 (144A)
‡
5,000,000 5,068,024
Ares LVI CLO Ltd. 2020-56A D1R2, CME Term SOFR 3 Month + 2.8500%,
6.5180%, 1/25/38 (144A)
‡
3,985,000 4,007,112
Ares LXIII CLO Ltd. 2022-63A D1R, CME Term SOFR 3 Month + 3.0000%,
6.6722%, 10/15/38 (144A)
‡
7,000,000 7,054,358
Ares LXIV CLO Ltd. 2022-64A DR, CME Term SOFR 3 Month + 3.2500%,
6.9222%, 10/24/39 (144A)
‡
2,500,000 2,529,994
Ares LXVI CLO Ltd. 2022-66A D1R2, CME Term SOFR 3 Month + 2.9000%,
6.5680%, 10/25/38 (144A)
‡
1,000,000 1,014,175
Ares XLIII CLO Ltd. 2017-43A D2R2, CME Term SOFR 3 Month + 4.1000%,
7.7722%, 1/15/38 (144A)
‡
7,000,000 7,105,807
Arini European CLO II DAC 2A DR, EURIBOR 3 Month + 3.1500%, 5.1660%,
10/15/38 (144A)
‡
EUR 3,300,000 3,955,502

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Arini European CLO VIII DAC 8A D, EURIBOR 3 Month + 3.1500%, 0.0000%,
1/15/39 (144A)
†,‡
EUR 3,730,000 $ 4,467,265
Atlantic Avenue Ltd. 2023-1A D1R, CME Term SOFR 3 Month + 3.3000%,
6.9722%, 1/15/39 (144A)
‡
$ 1,370,000 1,388,577
Bain Capital Credit CLO Ltd. 2024-4A D1, CME Term SOFR 3 Month + 3.1000%,
6.7710%, 10/23/37 (144A)
‡
4,000,000 4,032,122
Bain Capital Credit CLO Ltd. 2025-5A D1, CME Term SOFR 3 Month + 2.6000%,
6.2248%, 1/19/39 (144A)
‡
5,000,000 5,031,417
Ballyrock CLO 25 Ltd. 2023-25A C1R, CME Term SOFR 3 Month + 2.6000%,
6.2680%, 1/25/38 (144A)
‡
9,500,000 9,417,047
Ballyrock CLO 27 Ltd. 2024-27A C1, CME Term SOFR 3 Month + 2.9000%,
6.5680%, 10/25/37 (144A)
‡
2,000,000 2,017,955
Ballyrock CLO 28 Ltd. 2024-28A C1, CME Term SOFR 3 Month + 2.8000%,
6.4676%, 1/20/38 (144A)
‡
4,790,000 4,818,745
Barings CLO Ltd. 2023-3A D1R, CME Term SOFR 3 Month + 2.7000%, 6.3722%,
10/15/38 (144A)
‡
5,000,000 5,024,104
Barings CLO Ltd. 2019-1A D1R2, CME Term SOFR 3 Month + 2.8500%,
6.5222%, 10/15/38 (144A)
‡
8,000,000 8,044,757
Barings CLO Ltd. 2025-4A D1, CME Term SOFR 3 Month + 2.8000%, 6.4722%,
10/15/40 (144A)
‡
9,000,000 9,059,605
Bbam European CLO VIII DAC 8A D, EURIBOR 3 Month + 3.0500%, 5.1010%,
1/26/40 (144A)
‡
EUR 3,900,000 4,722,221
Benefit Street Partners CLO 41 Ltd. 2025-41A D1, CME Term SOFR 3 Month +
2.7500%, 6.4180%, 7/25/38 (144A)
‡
$ 2,000,000 2,012,468
Benefit Street Partners CLO 43 Ltd. 2025-43A D1, CME Term SOFR 3 Month +
2.6500%, 6.4516%, 10/20/38 (144A)
‡
3,000,000 3,018,618
Benefit Street Partners CLO Ltd. 2015-6BR D1R, CME Term SOFR 3 Month +
2.7000%, 6.3676%, 4/20/38 (144A)
‡
3,000,000 3,015,373
Benefit Street Partners CLO X Ltd. 2016-10A C1R3, CME Term SOFR 3 Month +
2.8500%, 6.5176%, 7/20/38 (144A)
‡
2,000,000 2,009,870
Benefit Street Partners CLO XX Ltd. 2020-20A D1RR, CME Term SOFR 3 Month
+ 2.7000%, 6.3722%, 10/15/38 (144A)
‡
1,500,000 1,510,531
Benefit Street Partners CLO XXV Ltd. 2021-25A DR, CME Term SOFR 3 Month +
2.3500%, 6.0222%, 1/15/35 (144A)
‡
14,860,000 14,888,760
Birch Grove CLO 11 Ltd. 2024-11A D1, CME Term SOFR 3 Month + 3.1000%,
6.7692%, 1/22/38 (144A)
‡
8,000,000 8,090,010
Birch Grove CLO 3 Ltd. 2021-3A D1R, CME Term SOFR 3 Month + 2.8500%,
6.5176%, 1/19/38 (144A)
‡
6,750,000 6,786,377
Birch Grove CLO 3 Ltd. 2021-3A D2R, CME Term SOFR 3 Month + 3.8500%,
7.5176%, 1/19/38 (144A)
‡
5,000,000 5,022,900
Birch Grove CLO 6 Ltd. 2023-6A D1R, CME Term SOFR 3 Month + 3.1500%,
6.8176%, 7/20/38 (144A)
‡
10,000,000 10,126,675
Blackrock European CLO XVI DAC 16A D, EURIBOR 3 Month + 3.0500%,
5.1100%, 1/15/39 (144A)
‡
EUR 2,800,000 3,366,446
BlueMountain CLO XXV Ltd. 2019-25A D1RR, CME Term SOFR 3 Month +
3.2500%, 6.9222%, 1/15/38 (144A)
‡
$ 12,500,000 12,596,600
BlueMountain CLO XXVI Ltd. 2019-26A D2R, CME Term SOFR 3 Month +
4.6316%, 8.2992%, 10/20/34 (144A)
‡
4,500,000 4,488,084
Canyon Capital CLO Ltd. 2019-2A DR2, CME Term SOFR 3 Month + 2.8500%,
6.5222%, 10/15/34 (144A)
‡
10,000,000 9,971,539
Canyon Capital CLO Ltd. 2023-1A D1R, CME Term SOFR 3 Month + 2.8500%,
6.5222%, 10/15/38 (144A)
‡
5,000,000 5,020,833
Canyon CLO Ltd. 2025-1A D1, CME Term SOFR 3 Month + 2.7500%, 6.4222%,
4/15/38 (144A)
‡
3,000,000 3,018,074

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Capital Four CLO XI DAC 11A D, EURIBOR 3 Month + 3.1000%, 5.2240%,
1/25/39 (144A)
‡
EUR 3,400,000 $ 4,101,381
Capital Four US CLO I Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.8816%,
7.5492%, 1/18/35 (144A)
‡
$ 7,430,000 7,430,000
Carlyle US CLO 2024-4A D, CME Term SOFR 3 Month + 3.2000%, 6.8676%,
7/20/37 (144A)
‡
1,000,000 1,006,600
Carlyle US CLO Ltd. 2017-2A D2R2, CME Term SOFR 3 Month + 4.7500%,
8.4176%, 7/20/37 (144A)
‡
6,750,000 6,778,039
Carlyle US CLO Ltd. 2025-1A D1, CME Term SOFR 3 Month + 3.0500%,
6.7180%, 4/25/38 (144A)
‡
2,000,000 2,020,794
Carlyle US CLO Ltd. 2023-2A D1R, CME Term SOFR 3 Month + 2.9500%,
6.6176%, 7/20/38 (144A)
‡
2,500,000 2,527,174
Carlyle US CLO Ltd. 2021-8A D1R, CME Term SOFR 3 Month + 2.7500%,
6.4222%, 10/15/38 (144A)
‡
7,000,000 7,031,485
Carlyle US CLO Ltd. 2021-7A D1R, CME Term SOFR 3 Month + 3.0000%,
6.6722%, 4/15/40 (144A)
‡
5,300,000 5,306,360
CBAMR Ltd. 2018-8A DR, CME Term SOFR 3 Month + 4.0000%, 7.6722%,
7/15/37 (144A)
‡
6,580,000 6,609,578
Cedar Funding IV CLO Ltd. 2014-4A DR3, CME Term SOFR 3 Month + 3.3000%,
6.9710%, 1/23/38 (144A)
‡
5,000,000 4,992,473
Cedar Funding VIII CLO Ltd. 2017-8A DRR, CME Term SOFR 3 Month +
2.9500%, 6.6176%, 1/17/38 (144A)
‡
2,450,000 2,461,861
CIFC Funding 2014-V Ltd. 2014-5A ER3, CME Term SOFR 3 Month + 7.5000%,
11.1676%, 7/17/37 (144A)
‡
2,000,000 2,000,284
CIFC Funding 2020-IV Ltd. 2020-4A DR, CME Term SOFR 3 Month + 2.8000%,
6.4722%, 1/15/40 (144A)
‡
3,850,000 3,872,543
CIFC Funding Ltd. 2021-7A DR, CME Term SOFR 3 Month + 2.7000%, 6.3710%,
1/23/35 (144A)
‡
4,500,000 4,502,564
CIFC Funding Ltd. 2024-4A D1, CME Term SOFR 3 Month + 2.9500%, 6.6211%,
10/16/37 (144A)
‡
2,500,000 2,525,517
CIFC Funding Ltd. 2021-5A D1R, CME Term SOFR 3 Month + 2.7500%,
6.4222%, 1/15/38 (144A)
‡
5,000,000 5,026,223
CIFC Funding Ltd. 2025-2A D1, CME Term SOFR 3 Month + 2.5000%, 6.1722%,
4/15/38 (144A)
‡
2,000,000 2,010,688
CIFC Funding Ltd. 2021-3A D1R, CME Term SOFR 3 Month + 2.6000%,
6.2722%, 10/15/38 (144A)
‡
10,000,000 10,061,820
CIFC Funding Ltd. 2019-5A D1R2, CME Term SOFR 3 Month + 2.7000%,
6.3722%, 10/15/38 (144A)
‡
3,200,000 3,221,922
CIFC Funding Ltd. 2019-2A D1RR, CME Term SOFR 3 Month + 2.6000%,
6.2676%, 10/17/38 (144A)
‡
5,000,000 5,029,559
CIFC Funding Ltd. 2019-7A D1R, CME Term SOFR 3 Month + 2.7000%,
6.3676%, 10/19/38 (144A)
‡
3,800,000 3,826,100
Clover CLO LLC 2021-3A DR, CME Term SOFR 3 Month + 2.5500%, 6.2180%,
1/25/35 (144A)
‡
2,250,000 2,254,736
CQS US CLO Ltd. 2023-3A D, CME Term SOFR 3 Month + 4.2000%, 7.8680%,
1/25/37 (144A)
‡
1,150,000 1,150,531
Crown City CLO V 2023-5A C1AR, CME Term SOFR 3 Month + 4.1000%,
7.7676%, 4/20/37 (144A)
‡
4,750,000 4,791,894
Crown City CLO VI 2024-6A E, CME Term SOFR 3 Month + 6.5000%, 10.1722%,
7/15/37 (144A)
‡
3,250,000 3,273,172
Crown Point CLO 11 Ltd. 2021-11A D2R, CME Term SOFR 3 Month + 4.2500%,
7.9176%, 2/28/38 (144A)
‡
5,000,000 5,084,978
Dryden 83 CLO Ltd. 2020-83A ER, CME Term SOFR 3 Month + 6.3200%,
9.9876%, 4/18/37 (144A)
‡
12,325,000 12,315,347

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Elevation CLO Ltd. 2018-3A DR, CME Term SOFR 3 Month + 3.8716%, 7.5396%,
1/25/35 (144A)
‡
$ 7,900,000 $ 7,858,105
Elmwood CLO 17 Ltd. 2022-4A D1R, CME Term SOFR 3 Month + 3.0500%,
6.7176%, 7/17/37 (144A)
‡
15,000,000 15,098,338
Elmwood CLO 18 Ltd. 2022-5A D1RR, CME Term SOFR 3 Month + 2.9500%,
6.6176%, 7/17/37 (144A)
‡
14,000,000 14,092,301
Elmwood CLO 30 Ltd. 2024-6A D2, CME Term SOFR 3 Month + 4.2500%,
7.9176%, 7/17/37 (144A)
‡
5,500,000 5,547,492
Elmwood CLO 31 Ltd. 2024-7A D2, CME Term SOFR 3 Month + 4.2000%,
7.8676%, 7/17/37 (144A)
‡
2,500,000 2,521,633
Elmwood CLO 37 Ltd. 2024-13A D2, CME Term SOFR 3 Month + 3.7500%,
7.4176%, 1/17/38 (144A)
‡
2,000,000 2,004,545
Elmwood CLO II Ltd. 2019-2A D1RR, CME Term SOFR 3 Month + 3.0500%,
6.7176%, 10/20/37 (144A)
‡
4,870,000 4,925,958
Elmwood CLO IX Ltd. 2021-2A D1R, CME Term SOFR 3 Month + 2.6500%,
6.3176%, 4/20/38 (144A)
‡
1,500,000 1,509,392
Elmwood CLO VII Ltd. 2020-4A D2RR, CME Term SOFR 3 Month + 4.3500%,
8.0176%, 10/17/37 (144A)
‡
2,500,000 2,508,898
Empower CLO Ltd. 2022-1A D1R, CME Term SOFR 3 Month + 3.0000%,
6.6676%, 10/20/37 (144A)
‡
4,000,000 4,031,743
Empower CLO Ltd. 2023-2A D1R, CME Term SOFR 3 Month + 2.8000%,
6.4722%, 10/15/38 (144A)
‡
7,500,000 7,531,641
Fortress Credit BSL XXIV Ltd. 2025-1A D1, CME Term SOFR 3 Month +
3.4500%, 7.1176%, 4/20/38 (144A)
‡
5,000,000 5,050,304
Garnet CLO 3 Ltd. 2025-3A D1, CME Term SOFR 3 Month + 2.8000%, 6.5825%,
10/20/38 (144A)
‡
12,000,000 12,086,887
GoldenTree Loan Management US CLO 14 Ltd. 2022-14A DR, CME Term SOFR 3
Month + 3.0000%, 6.6676%, 7/20/37 (144A)
‡
1,950,000 1,964,599
Golub Capital Partners CLO 19B Ltd. 2017-19RA D1R3, CME Term SOFR 3
Month + 2.7000%, 6.5873%, 10/20/36 (144A)
‡
10,000,000 10,038,819
Golub Capital Partners CLO 77 B Ltd. 2024-77A D1, CME Term SOFR 3 Month +
2.7000%, 6.3680%, 1/25/38 (144A)
‡
3,890,000 3,912,375
Hayfin US XII Ltd. 2020-12A DR, CME Term SOFR 3 Month + 3.2500%, 6.9176%,
1/20/38 (144A)
‡
4,340,000 4,380,736
HPS Loan Management Ltd. 2025-24A D1, CME Term SOFR 3 Month +
2.5500%, 6.2180%, 4/25/38 (144A)
‡
5,000,000 5,025,876
Kennedy Lewis CLO 10 Ltd. 2022-10A D1R, CME Term SOFR 3 Month +
2.8500%, 6.5192%, 1/22/38 (144A)
‡
5,000,000 5,015,600
Kennedy Lewis CLO 11 Ltd. 2023-11A D1R, CME Term SOFR 3 Month +
3.2500%, 6.9176%, 10/20/37 (144A)
‡
4,500,000 4,526,432
Kennedy Lewis CLO 16 Ltd. 2024-16A D2, CME Term SOFR 3 Month + 4.5000%,
8.1676%, 7/20/37 (144A)
‡
3,500,000 3,496,933
Kennedy Lewis CLO 21 Ltd. 2025-21A D1, CME Term SOFR 3 Month + 3.1000%,
6.7680%, 7/25/38 (144A)
‡
2,500,000 2,530,255
Kennedy Lewis CLO 9 Ltd. 9A D1R, CME Term SOFR 3 Month + 3.1000%,
6.7676%, 1/20/38 (144A)
‡
7,000,000 7,051,493
Kings Park CLO Ltd. 2021-1A D1R, CME Term SOFR 3 Month + 2.8500%,
6.5197%, 1/21/39 (144A)
‡
10,000,000 10,022,194
KKR CLO 27 Ltd. 27A D2R2, CME Term SOFR 3 Month + 4.1000%, 7.7722%,
1/15/35 (144A)
‡
4,500,000 4,503,562
KKR CLO 35 Ltd. 35A DR, CME Term SOFR 3 Month + 2.7500%, 6.4176%,
1/20/38 (144A)
‡
8,900,000 8,920,386
KKR CLO 56 Ltd. 2024-56A D1, CME Term SOFR 3 Month + 3.1500%, 6.8222%,
10/15/37 (144A)
‡
1,500,000 1,516,432

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Lake George Park CLO Ltd. 2025-1A D, CME Term SOFR 3 Month + 2.5000%,
6.1722%, 4/15/38 (144A)
‡
$ 3,000,000 $ 3,014,061
Madison Park Funding LIX Ltd. 2021-59A D1AR, CME Term SOFR 3 Month +
3.3000%, 6.9676%, 4/18/37 (144A)
‡
2,500,000 2,506,997
Madison Park Funding LV Ltd. 2022-55A D1R, CME Term SOFR 3 Month +
3.1500%, 6.8176%, 7/18/37 (144A)
‡
2,000,000 2,011,028
Madison Park Funding LXXI Ltd. 2025-71A D1, CME Term SOFR 3 Month +
2.6000%, 6.2710%, 4/23/38 (144A)
‡
3,000,000 2,975,797
Madison Park Funding XLV Ltd. 2020-45A DRR, CME Term SOFR 3 Month +
2.9000%, 6.5722%, 7/15/34 (144A)
‡
19,400,000 19,379,636
Madison Park Funding XXXI Ltd. 2018-31A D1R, CME Term SOFR 3 Month +
3.3000%, 6.9710%, 7/23/37 (144A)
‡
5,650,000 5,668,201
Madison Park Funding XXXIII Ltd. 2019-33A DR, CME Term SOFR 3 Month +
3.1000%, 6.7722%, 10/15/32 (144A)
‡
1,075,000 1,074,491
Madison Park Funding XXXVI Ltd. 2019-36A D1RR, CME Term SOFR 3 Month +
2.5500%, 6.2222%, 4/15/35 (144A)
‡
1,000,000 993,475
Magnetite Xlii Ltd. 2024-42A D2, CME Term SOFR 3 Month + 3.9500%, 7.6180%,
1/25/38 (144A)
‡
2,500,000 2,505,690
Magnetite XLIV Ltd. 2024-44A D1, CME Term SOFR 3 Month + 2.8500%,
6.5222%, 10/15/37 (144A)
‡
7,500,000 7,541,613
Magnetite XLVII Ltd. 2024-47A D1, CME Term SOFR 3 Month + 2.8500%,
6.5180%, 1/25/38 (144A)
‡
1,000,000 1,006,565
Magnetite XLVIII Ltd. 2025-48A D, CME Term SOFR 3 Month + 2.7000%,
6.3722%, 10/15/38 (144A)
‡
5,000,000 5,039,463
Magnetite XXVI Ltd. 2020-26A D1R2, CME Term SOFR 3 Month + 2.5000%,
6.1680%, 1/25/38 (144A)
‡
3,250,000 3,219,189
Magnetite XXXVI Ltd. 2023-36A DR, CME Term SOFR 3 Month + 2.8000%,
6.4680%, 7/25/38 (144A)
‡
12,750,000 12,822,559
Meacham Park CLO Ltd. 2024-1A D, CME Term SOFR 3 Month + 2.9000%,
6.5676%, 10/20/37 (144A)
‡
3,000,000 3,034,735
MidOcean Credit CLO XII Ltd. 2023-12A DRR, CME Term SOFR 3 Month +
3.1000%, 6.7676%, 7/18/38 (144A)
‡
5,450,000 5,500,095
Milford Park CLO Ltd. 2022-1A D1R, CME Term SOFR 3 Month + 2.7000%,
6.3676%, 1/20/38 (144A)
‡
8,000,000 8,022,837
Morgan Stanley Eaton Vance CLO Ltd. 2022-17A D1R, CME Term SOFR 3 Month
+ 3.1500%, 6.8176%, 10/20/37 (144A)
‡
1,325,000 1,325,314
Neuberger Berman CLO XVII Ltd. 2014-17A D2R3, CME Term SOFR 3 Month +
4.5000%, 8.1692%, 7/22/38 (144A)
‡
4,000,000 4,041,792
Neuberger Berman Loan Advisers CLO 25 Ltd. 2017-25A D2R2, CME Term SOFR
3 Month + 4.4500%, 8.1176%, 7/18/38 (144A)
‡
4,500,000 4,544,701
Neuberger Berman Loan Advisers CLO 26 Ltd. 2017-26A D1R, CME Term SOFR
3 Month + 3.1000%, 6.7676%, 10/18/38 (144A)
‡
2,000,000 2,025,375
Neuberger Berman Loan Advisers CLO 30 Ltd. 2018-30A D1R2, CME Term
SOFR 3 Month + 2.8000%, 6.4676%, 1/20/39 (144A)
‡
5,250,000 5,263,001
Neuberger Berman Loan Advisers CLO 44 Ltd. 2021-44A DR, CME Term SOFR 3
Month + 2.6500%, 6.3211%, 10/16/35 (144A)
‡
9,000,000 9,015,328
Neuberger Berman Loan Advisers CLO 46 Ltd. 2021-46A DR, CME Term SOFR 3
Month + 2.6500%, 6.3176%, 1/20/37 (144A)
‡
12,500,000 12,523,295
Neuberger Berman Loan Advisers CLO 50 Ltd. 2022-50A DR, CME Term SOFR
3 Month + 2.8500%, 6.5210%, 7/23/36 (144A)
‡
2,000,000 2,004,805
Neuberger Berman Loan Advisers CLO 57 Ltd. 2024-57A D1, CME Term SOFR 3
Month + 2.9000%, 6.5680%, 10/24/38 (144A)
‡
2,000,000 2,021,660
New Mountain CLO 3 Ltd. CLO-3A D1R, CME Term SOFR 3 Month + 2.9500%,
6.6176%, 10/20/38 (144A)
‡
1,000,000 1,009,692

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
North Westerly VI ESG CLO DAC VI-A DR, EURIBOR 3 Month + 3.4000%,
5.4220%, 11/20/38 (144A)
‡
EUR 5,000,000 $ 5,979,776
Northwoods Capital 20 Ltd. 2019-20A D1AR, CME Term SOFR 3 Month +
3.4000%, 7.0680%, 10/25/38 (144A)
‡
$ 5,000,000 4,963,851
NYACK Park CLO Ltd. 2021-1A D1R, CME Term SOFR 3 Month + 2.7000%,
6.3676%, 10/20/38 (144A)
‡
3,000,000 3,006,974
Oaktree CLO Ltd. 2019-4A D1RR, CME Term SOFR 3 Month + 3.4000%,
7.0676%, 7/20/37 (144A)
‡
2,675,000 2,693,601
Oaktree CLO Ltd. 2021-1A D2R, CME Term SOFR 3 Month + 4.1000%, 7.7722%,
1/15/38 (144A)
‡
6,000,000 5,951,844
Obra CLO 1 Ltd. 2024-1A D1, CME Term SOFR 3 Month + 3.4000%, 7.0676%,
1/20/38 (144A)
‡
9,070,000 9,089,692
OCP Aegis CLO Ltd. 2023-29A D1R, CME Term SOFR 3 Month + 2.5500%,
6.2176%, 1/20/36 (144A)
‡
4,650,000 4,646,606
OCP Aegis CLO Ltd. 2024-39A D2, CME Term SOFR 3 Month + 4.1000%,
7.7711%, 1/16/37 (144A)
‡
4,000,000 4,001,190
OCP Aegis CLO Ltd. 2025-47A D1A, CME Term SOFR 3 Month + 2.6000%,
6.3474%, 1/21/38 (144A)
‡
7,000,000 7,003,811
OCP CLO Ltd. 2019-17A D1R2, CME Term SOFR 3 Month + 3.1000%, 6.7676%,
7/20/37 (144A)
‡
3,000,000 3,020,838
OCP CLO Ltd. 2024-33A D2, CME Term SOFR 3 Month + 4.4000%, 8.0676%,
7/20/37 (144A)
‡
2,300,000 2,320,796
OCP CLO Ltd. 2022-25A D2R, CME Term SOFR 3 Month + 4.5000%, 8.1676%,
7/20/37 (144A)
‡
3,750,000 3,783,827
OCP CLO Ltd. 2018-15A D1R, CME Term SOFR 3 Month + 2.7500%, 6.4176%,
1/20/38 (144A)
‡
2,850,000 2,866,442
OCP CLO Ltd. 2023-28A D1R, CME Term SOFR 3 Month + 2.8500%, 6.5211%,
7/16/38 (144A)
‡
5,625,000 5,664,917
Octagon 75 Ltd. 2025-1A D2, CME Term SOFR 3 Month + 3.6500%, 7.3192%,
1/22/38 (144A)
‡
8,300,000 8,303,742
Octagon Investment Partners 29 Ltd. 2016-1A DR2, CME Term SOFR 3 Month +
3.3000%, 6.9676%, 7/18/39 (144A)
‡
3,250,000 3,262,061
OHA Credit Funding 5 Ltd. 2020-5A D1R, CME Term SOFR 3 Month + 2.9000%,
6.5676%, 10/18/37 (144A)
‡
1,000,000 1,012,311
OHA Credit Funding 7 Ltd. 2020-7A D1R2, CME Term SOFR 3 Month +
2.7000%, 6.3676%, 7/19/38 (144A)
‡
5,000,000 5,032,157
OHA Credit Funding 9 Ltd. 2021-9A D2R, CME Term SOFR 3 Month + 4.2000%,
7.8676%, 10/19/37 (144A)
‡
3,000,000 3,043,810
OHA Credit Partners XI Ltd. 2015-11A D1R2, CME Term SOFR 3 Month +
3.1000%, 6.7676%, 4/20/37 (144A)
‡
5,000,000 5,039,341
OHA Credit Partners XIII Ltd. 2016-13A D1R2, CME Term SOFR 3 Month +
3.0000%, 6.6697%, 10/21/37 (144A)
‡
4,000,000 4,049,478
Orchard Park CLO Ltd. 2024-1A D1, CME Term SOFR 3 Month + 2.9500%,
6.6176%, 10/20/37 (144A)
‡
2,000,000 2,024,333
Palmer Square CLO Ltd. 2022-3A D1R, CME Term SOFR 3 Month + 2.9500%,
6.6176%, 7/20/37 (144A)
‡
10,490,000 10,620,025
Palmer Square CLO Ltd. 2021-1A C1R, CME Term SOFR 3 Month + 2.7000%,
6.3676%, 4/20/38 (144A)
‡
6,750,000 6,784,846
Palmer Square CLO Ltd. 2021-3A D1R, CME Term SOFR 3 Month + 2.8000%,
6.4722%, 10/15/38 (144A)
‡
13,000,000 13,077,697
Palmer Square CLO Ltd. 2022-1A D1R, CME Term SOFR 3 Month + 2.7500%,
6.4176%, 10/20/38 (144A)
‡
4,000,000 4,022,518
Palmer Square European CLO DAC 2026-1A D, EURIBOR 3 Month + 2.7000%,
0.0000%, 4/15/39 (144A)
†,‡
EUR 4,300,000 5,115,495

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Park Blue CLO Ltd. 2025-9A D1, CME Term SOFR 3 Month + 3.0000%,
7.0808%, 10/20/38 (144A)
‡
$ 8,500,000 $ 8,602,985
Penta CLO DAC 2025-21X D, EURIBOR 3 Month + 3.1500%, 5.2120%, 2/16/39
‡
EUR 3,900,000 4,672,456
Post CLO VI Ltd. 2024-2A D2, CME Term SOFR 3 Month + 4.4000%, 8.0676%,
1/20/38 (144A)
‡
$ 2,000,000 2,020,639
PPM CLO 7 Ltd. 2024-7A D1A, CME Term SOFR 3 Month + 3.6000%, 7.2676%,
7/20/37 (144A)
‡
12,000,000 12,072,954
Rad CLO 15 Ltd. 2021-15A C2R, CME Term SOFR 3 Month + 4.1500%, 7.8176%,
7/20/40 (144A)
‡
3,000,000 3,011,735
RAD CLO 26 Ltd. 2024-26A D2, CME Term SOFR 3 Month + 4.2500%, 7.9176%,
10/20/37 (144A)
‡
2,250,000 2,231,307
RAD CLO 27 Ltd. 2024-27A D1, CME Term SOFR 3 Month + 2.8000%, 6.4722%,
1/15/38 (144A)
‡
7,100,000 7,114,022
RAD CLO 28 Ltd. 2024-28A D1, CME Term SOFR 3 Month + 2.8000%, 6.4676%,
4/20/38 (144A)
‡
2,000,000 2,005,391
REESE PARK CLO Ltd. 2020-1A D2RR, CME Term SOFR 3 Month + 4.0000%,
7.6722%, 1/15/38 (144A)
‡
7,500,000 7,531,619
Regatta XVIII Funding Ltd. 2021-1A D1R, CME Term SOFR 3 Month + 2.6000%,
6.2722%, 4/15/38 (144A)
‡
25,400,000 25,408,872
Regatta XXIV Funding Ltd. 2021-5A D1R, CME Term SOFR 3 Month + 2.8000%,
6.4676%, 1/20/38 (144A)
‡
13,950,000 14,006,516
Rockford Tower CLO Ltd. 2025-1A D2, CME Term SOFR 3 Month + 3.9500%,
7.6222%, 3/31/38 (144A)
‡
4,000,000 3,973,052
RR 24 Ltd. 2022-24A C1B2, CME Term SOFR 3 Month + 3.5500%, 7.2222%,
1/15/37 (144A)
‡
5,500,000 5,472,845
RR 36 Ltd. 2024-36RA C1R, CME Term SOFR 3 Month + 2.7500%, 6.4222%,
1/15/40 (144A)
‡
1,060,000 1,066,515
RRE 18 Loan Management DAC 18A CR, EURIBOR 3 Month + 2.6500%,
0.0000%, 4/15/38 (144A)
†,‡
EUR 2,150,000 2,560,049
Sagard-Halseypoint CLO 9 Ltd. 2025-9A D2, CME Term SOFR 3 Month +
4.5000%, 8.1676%, 4/20/38 (144A)
‡
$ 3,000,000 3,030,581
Sandstone Peak III Ltd. 2024-1A D1, CME Term SOFR 3 Month + 3.8500%,
7.5180%, 4/25/37 (144A)
‡
6,750,000 6,755,340
Serenity-Peace Park CLO Ltd. 2025-1A D, CME Term SOFR 3 Month + 2.7000%,
6.6726%, 10/24/38 (144A)
‡
10,000,000 10,060,446
Signal Peak CLO 10 Ltd. 2021-10A D1R, CME Term SOFR 3 Month + 2.9000%,
6.5680%, 1/24/38 (144A)
‡
1,600,000 1,611,988
Signal Peak CLO 11 Ltd. 2024-11A D1, CME Term SOFR 3 Month + 3.1000%,
6.7676%, 7/18/37 (144A)
‡
9,000,000 8,999,750
Silver Point CLO 12 Ltd. 2025-12A D1, CME Term SOFR 3 Month + 2.6500%,
6.6284%, 10/15/38 (144A)
‡
6,700,000 6,722,861
Silver Point CLO 14 Ltd. 2025-14A D1, CME Term SOFR 3 Month + 2.6500%,
6.3288%, 1/15/39 (144A)
‡
5,000,000 5,030,510
Silver Point CLO 6 Ltd. 2024-6A D1, CME Term SOFR 3 Month + 3.3000%,
6.9722%, 10/15/37 (144A)
‡
10,000,000 10,077,239
Sound Point CLO 2025R-1 Ltd. 2025-1RA D1, CME Term SOFR 3 Month +
3.2500%, 7.1390%, 2/20/38 (144A)
‡
17,100,000 17,207,906
Sound Point CLO 35 Ltd. 2022-35A D1R, CME Term SOFR 3 Month + 3.0000%,
6.6680%, 4/26/38 (144A)
‡
1,500,000 1,512,835
Sycamore Tree CLO Ltd. 2025-7A D1, CME Term SOFR 3 Month + 3.0000%,
6.6676%, 8/28/38 (144A)
‡
9,250,000 9,356,261
Symphony CLO 36 Ltd. 2022-36A D1R, CME Term SOFR 3 Month + 3.3000%,
6.9680%, 10/24/37 (144A)
‡
2,500,000 2,515,498
TCW CLO Ltd. 2022-1A D1R, CME Term SOFR 3 Month + 3.0000%, 6.6676%,
1/20/38 (144A)
‡
4,000,000 4,023,428

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
TCW CLO Ltd. 2021-1A D1R1, CME Term SOFR 3 Month + 3.1000%, 6.7676%,
1/20/38 (144A)
‡
$ 12,000,000 $ 12,082,715
Tikehau US CLO VI Ltd. 2024-1A D1, CME Term SOFR 3 Month + 3.3000%,
6.9676%, 7/18/37 (144A)
‡
10,000,000 10,057,987
Tikehau US CLO VII Ltd. 2025-1A D1, CME Term SOFR 3 Month + 3.1000%,
6.7680%, 2/25/38 (144A)
‡
16,000,000 16,158,034
TRESTLES CLO III Ltd. 2020-3A D1R, CME Term SOFR 3 Month + 3.1500%,
6.8176%, 10/20/37 (144A)
‡
3,900,000 3,941,370
Trinitas CLO XX Ltd. 2022-20A D1R, CME Term SOFR 3 Month + 3.0000%,
6.6676%, 7/20/35 (144A)
‡
4,000,000 4,028,815
Trinitas CLO XXXI Ltd. 2024-31A D1, CME Term SOFR 3 Month + 3.0000%,
6.6692%, 1/22/38 (144A)
‡
2,100,000 2,121,977
Voya CLO Ltd. 2024-7A D1, CME Term SOFR 3 Month + 2.8500%, 6.5176%,
1/20/38 (144A)
‡
4,300,000 4,322,717
Warwick Capital CLO 4 Ltd. 2024-4A D1, CME Term SOFR 3 Month + 3.0000%,
6.6676%, 7/20/37 (144A)
‡
4,650,000 4,686,147
Warwick Capital CLO 5 Ltd. 2024-5A E, CME Term SOFR 3 Month + 5.5000%,
9.1676%, 1/20/38 (144A)
‡
4,000,000 4,028,772
Total Collateralized Loan Obligations (cost $1,098,228,818) 1,101,818,259
Exchange Traded Fund - 2 .1%
Janus Henderson AAA CLO ETF
£
(cost $25,011,221) 492,126 24,936,024
Investment Companies - 2 .2%
Money Market Funds - 2 .2%
Janus Henderson Cash Liquidity Fund LLC, 3.6619%
£,∞
(cost $25,365,124) 25,363,899 25,371,508
Total Investments (total cost $ 1,148,605,163 ) - 99 .1% 1,152,125,791
Cash, Receivables and Other Assets, net of Liabilities - 0.9% 10,607,918
Net Assets - 100.0% $1,162,733,709
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,152,125,791 100 .0%

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
January 31, 2026

Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
1/31/26
............. Shares
Held at
1/31/26
Dividend
Income
Investment Company - 4.3%
Exchange Traded Fund - 2.1%
Janus Henderson AAA
CLO ETF $ – $ 25,011,221 $ – $ – $ (75,197) $ 24,936,024 492,126 $ 89,524
Money Market Funds - 2.2%
Janus Henderson
Cash Liquidity Fund
LLC, 3.6619%
∞
40,174,619 256,378,705 (271,184,138) 1,698 624 25,371,508 25,363,899 202,541
Investments Purchased
with Cash Collateral from
Securities Lending - N/A
Investment Companies - N/A
Janus Henderson
Cash Collateral Fund
LLC, 3.5827%
∞
– 25,392,652 (25,392,652) – – – – 7,490
Δ
Total Affiliated
Investments - 4.3% $40,174,619 $306,782,578 $(296,576,790) $1,698 $(74,573) $50,307,532 $299,555
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
BNP Paribas SA
Euro 3/4/26 3,730,000 $ (4,462,016) $ 18,950
Euro 3/4/26 2,150,000 (2,568,412) 7,395
Euro 3/4/26 (25,834) 30,131 641
Euro 3/4/26 2,800,000 (3,305,957) (29,321)
Euro 3/4/26 3,300,000 (3,869,746) (61,117)
Euro 3/4/26 3,900,000 (4,582,672) (62,894)
Euro 3/4/26 3,900,000 (4,550,668) (94,897)
Euro 3/4/26 8,400,000 (9,813,334) (192,499)
(413,742)
Total $(413,742)
Average Ending Monthly Value of Derivative Instruments During the Period Ended January 31, 2026
Forward foreign currency exchange contracts:
Average amounts purchased - in USD $10,044
Average amounts sold - in USD 19,520,559

Janus Henderson B-BBB CLO ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2026

CME Chicago Mercantile Exchange
DAC Designated Activity Company
ETF Exchange Traded Fund
EUR Euro
EURIBOR Euro Interbank Offered Rate
LLC Limited Liability Company
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of January 31, 2026.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
† The position has not yet settled as of January 31, 2026. The coupon rate is undetermined.
‡ Variable or floating rate security. Rate shown is the current rate as of January 31, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2026 is $1,097,145,803 which represents 94.4% of net assets.

Janus Henderson B-BBB CLO ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2026

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 1,101,818,259 $ — $ 1,101,818,259
Exchange Traded Fund 24,936,024 — — 24,936,024
Investment Companies — 25,371,508 — 25,371,508
Total Investments in Securities $ 24,936,024 $ 1,127,189,767 $ — $ 1,152,125,791
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 26,986 $ — $ 26,986
Total Assets $ 24,936,024 $ 1,127,216,753 $ — $ 1,152,152,777
Liabilities
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 440,728 $ — $ 440,728
Total Liabilities $ — $ 440,728 $ — $ 440,728
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson B-BBB CLO ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited

Janus Henderson B-BBB CLO ETF

to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-25-70446 03-26